Share-based payment (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Movements of Employee Share Options During The Reported Period
Set out below are movements of awards during the reported periods.

	Year ended December 31,
	2018			2019			2020
	Exercise price		Number of awards	Exercise price		Number of awards	Exercise price (Note (iii))		Number of awards
Outstanding at beginning of the year	RMB	1.00	1,624,456	RMB	1.00	4,578,933	US$	0.03	23,481,970
Granted during the year	RMB	1.00	3,205,000	RMB	1.00	713,840	US$	0.88	3,035,000
Forfeited before Reorganization (Note (i))	RMB	1.00	(250,523)	RMB	1.00	(47,507)		—	—
Share sub-division upon Reorganization (Note 24(ii))		—	—	US$	0.03	18,321,704		—	—
Forfeited after Reorganization (Note (i))		—	—	US$	0.03	(85,000)	US$	0.03	(300,702)

Outstanding at end of the year	RMB	1.00	4,578,933	US$	0.03	23,481,970	US$	0.13	26,216,268

Exercisable at end of the year (Note (ii))		—	—		—	—	US$	0.03	14,897,089

Note:

(i)	The shares are forfeited if the employment terminates or the performance condition is not met.
(ii)	Awards are only exercisable upon completion of IPO or after other vesting periods.
(iii)	Exercise prices are shown as weighted average as applicable.

Summary of Binominal Option-Pricing Model To Determine The Fair Value of Options At Each of The Grant Dates
Based on the fair value of underlying ordinary shares, the Group used Binominal option-pricing model to determine the fair value of awards as at each of the grant dates. Key assumptions for the awards granted are set as below:

Year of grant	2017	2018	Before July 2019	After July 2019	2020
Fair values at grant date
- (RMB per share of Genetron Health) (Note)	10.83	28.19	36.32	—	—
- (US$ per share of the Company) (Note)	—	—	—	1.25	1.76 - 2.38

Exercise prices
- (RMB per share of Genetron Health) (Note)	1.00	1.00	1.00	—	—
- (US$ per share of the Company) (Note)	—	—	—	0.03	0.03 - 0.99

Risk-free interest rates	2.51%	2.94%	2.09%	1.69%	0.64% - 0.67%
Dividend yield	nil	nil	nil	nil	nil
Expected volatilities	55.08%	53.48%	50.20%	48.80%	54.90% - 55.10%
Expected term	10 years	10 years	10 years	10 years	10 years

Note:
Each share of Genetron Health was converted to five shares of the Company upon the Reorganization in July 2019 when the exercise price of all then existing awards was modified from RMB1.00 per share of Genetron Health to US$0.03 per share of the Company without impact on their values.

Summary of The Movement of The Restricted Shares
The movement of the restricted shares for the years ended December 31, 2018, 2019 and 2020 are summarized as below:

Number of restricted shares (in thousands)
Outstanding at January 1, 2018	6,222
Vested and released	(2,409)

Outstanding at December 31, 2018	3,813

Outstanding at January 1, 2019	3,813
Vested and released before Reorganization	(1,204)
Share sub-division upon Reorganization (Note 24(ii))	10,439
Vested and released after Reorganization	(6,024)

Outstanding at December 31, 2019	7,024

Outstanding at January 1, 2020	7,024
Vested and released	(7,024)

Outstanding at December 31, 2020	—

Summary of Share-based Compensation Expenses
(d)	Share-based compensation expenses were charged in the following categories in the consolidated statements of loss:

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Cost of revenue	234	446	300
Selling expenses	1,186	2,720	3,906
Administrative expenses	22,259	25,940	15,013
Research and development expenses	5,965	6,778	10,732

	29,644	35,884	29,951